CONVERTIBLE NOTES - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 shares
Repayments of Convertible Debt	$ 0	$ (362,667)	$ 0
2025 Convertible notes
Debt Instrument, Annual Principal Payment	$ 575,000
Coupon rate	0.00%
Maturity date	Aug. 15, 2025
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 2.4813
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 15,712
Debt Instrument, Interest Rate, Effective Percentage	0.56%
2025 Convertible notes | Ordinary Shares
Debt Instrument, Annual Principal Payment	$ 1
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 403.01
2023 Convertible note
Debt Instrument, Annual Principal Payment	$ 442,750
Coupon rate	0.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 7.0113
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 12,601
Debt Instrument, Interest Rate, Effective Percentage	0.58%
Repayments of Convertible Debt		$ (362,667)
2023 Convertible note | Ordinary Shares
Debt Instrument, Annual Principal Payment	$ 1
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 142.63
Number of ordinary shares issue for partially conversion of convertible notes | shares				560,770
2025 Capped Call
Aggregate amount	$ 46,000
2023 Capped Call
Aggregate amount	$ 45,338